Condensed Consolidated Balance Sheets (Unaudited) (Parenthetical) - $ / shares	Sep. 30, 2020	Jun. 30, 2020	Jun. 30, 2019
Statement of Financial Position [Abstract]
Preferred stock, shares authorized	2,000,000	2,000,000	2,000,000
Preferred stock, shares issued	0	0	0
Preferred stock, par value (in Dollars per share)	$ 0	$ 0	$ 0
Common stock, shares authorized	50,000,000	50,000,000	50,000,000
Common stock, par value (in Dollars per share)	$ 0	$ 0	$ 0
Common stock, shares issued	4,438,788	3,718,788	3,210,907
Common stock, shares outstanding	4,438,788	3,718,788	3,175,807
Treasury stock, shares		0	35,099